Taxes - Schedule of Loss Before Income Taxes Geographic Locations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	$ (17,975,601)	$ (32,920,950)	$ (22,315,432)
PRC [Member]
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	(16,127,911)	(26,296,232)	(16,323,667)
Others [Member]
Schedule of Loss Before Income Taxes Geographic Locations [Line Items]
Loss before income taxes	$ (1,847,690)	$ (6,624,718)	$ (5,991,765)